EVENTS AFTER THE REPORTING PERIOD (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 04, 2019	Feb. 18, 2019	Jan. 26, 2019	Dec. 31, 2018	Apr. 02, 2019
Pension defined benefit plans [member]
Percentage of pension fund surplus				40.00%
Ships [member] | Nonadjusting Events After Reporting [Member]
Ships					$ 7,800,000
Ships [member] | Leopard Tankers PteLtd [Member] | Nonadjusting Events After Reporting [Member]
Additions other than through business combinations, property, plant and equipment	$ 27,000,000		$ 27,000,000
Ships [member] | Petrochemical Shipping Limited [Member] | Nonadjusting Events After Reporting [Member]
Disposals, property, plant and equipment		$ 14,800,000